SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND SUMMARY PROSPECTUS FOR

VALUE ADVANTAGE PORTFOLIO

DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Summary Prospectus for Value Advantage Portfolio dated May 1, 2018 (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Gloria Fu is deleted.